Condensed financial information of the parent company - Condensed statements of comprehensive (loss)/income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0
Parent Company | Reportable legal entities
Statements
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0